UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

JUNE 30, 2018

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 47.8%
Adjustable Rate Mortgage Trust, 2004-2, CB1 (1 mo. USD LIBOR + 1.150%)	3.241%	2/25/35	119,104	$105,315	(b)
Adjustable Rate Mortgage Trust, 2005-11, 5A1 (1 mo. USD LIBOR + 0.540%)	2.631%	2/25/36	99,250	76,073	(b)
Alternative Loan Trust, 2005-24, 4A1 (1 mo. USD LIBOR + 0.230%)	2.314%	7/20/35	479,673	471,005	(b)
Banc of America Funding Trust, 2004-B, 6A1	2.265%	12/20/34	289,916	226,699	(b)
Banc of America Funding Trust, 2005-E, 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%)	2.325%	6/20/35	263,028	188,141	(b)
Banc of America Funding Trust, 2015-R3, 2A2	2.090%	2/27/37	1,566,525	1,339,855	(b)(c)
Bear Stearns ALT-A Trust, 2004-3, A1 (1 mo. USD LIBOR + 0.640%)	2.731%	4/25/34	272,106	272,726	(b)
BX Trust, 2017-IMC, A (1 mo. LIBOR + 1.050%)	3.123%	10/15/32	450,000	451,321	(b)(c)
CD Mortgage Trust, 2016-CD2, A4	3.526%	11/10/49	250,000	248,274	(b)
CD Mortgage Trust, 2017-CD6, XA, IO	1.123%	11/13/50	6,618,454	414,440	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-2A, A1 (1 mo. USD LIBOR + 0.270%)	2.361%	5/25/35	232,040	228,322	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2004-3A, A1 (1 mo. USD LIBOR + 0.250%)	2.341%	8/25/35	203,267	200,260	(b)(c)
CHL Mortgage Pass-Through Trust, 2004-20, 2A1	3.491%	9/25/34	313,414	248,663	(b)
CHL Mortgage Pass-Through Trust, 2004-29, 2A1 (1 mo. USD LIBOR + 0.660%)	2.751%	2/25/35	23,390	22,758	(b)
CHL Mortgage Pass-Through Trust, 2005-HYB9, 3A1A (12 mo. USD LIBOR + 1.750%)	3.462%	2/20/36	273,241	252,340	(b)
Citigroup Commercial Mortgage Trust, 2013-375P, A	3.251%	5/10/35	340,000	338,057	(c)
Commercial Mortgage Trust, 2016-SAVA, A (1 mo. LIBOR + 1.720%)	3.793%	10/15/34	379,650	379,745	(b)(c)
Countrywide Alternative Loan Trust, 2004-6CB, A (1 mo. USD LIBOR + 0.580%)	2.671%	5/25/34	159,848	160,109	(b)
CSMC Series, 2015-10R, 3A2 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	2.304%	10/27/46	1,110,000	1,074,892	(b)(c)
CSMC Trust, 2015-2R, 7A2	3.208%	8/27/36	1,200,245	1,068,605	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
CSMC Trust, 2018-J1, B2	3.683%	2/25/48	870,000	$811,949	(b)(d)
DBJPM 16-C1 Mortgage Trust, 2016-C1, ASB	3.038%	5/10/49	250,000	245,736
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 3AR1	4.528%	6/25/34	200,973	200,911	(b)
Fannie Mae Interest Strip, 20347, 2	5.000%	1/25/34	719,069	151,605
Fannie Mae REMICS, 2013-25, BI	3.000%	3/25/33	7,373,528	808,838	(e)
Fannie Mae REMICS, 2013-62, AI	3.000%	6/25/33	5,084,315	663,596	(e)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01, M2 (1 mo. USD LIBOR + 5.250%)	7.341%	10/25/23	300,000	346,547	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04, 1M2 (1 mo. USD LIBOR + 4.900%)	6.991%	11/25/24	424,868	486,240	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01, 1B (1 mo. USD LIBOR + 11.750%)	13.841%	8/25/28	259,474	373,967	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04, 1B (1 mo. USD LIBOR + 10.250%)	12.341%	1/25/29	899,483	1,193,553	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04, 1M2 (1 mo. USD LIBOR + 4.250%)	6.341%	1/25/29	950,000	1,071,571	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06, 1B (1 mo. USD LIBOR + 9.250%)	11.341%	4/25/29	1,009,706	1,264,757	(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03, 1M1 (1 mo. USD LIBOR + 0.680%)	2.771%	10/25/30	532,542	532,488	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04, 1M1 (1 mo. USD LIBOR + 1.450%)	3.541%	1/25/29	154,468	155,821	(b)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2013-DN1, M2 (1 mo. USD LIBOR + 7.150%)	9.241%	7/25/23	420,000	508,290	(b)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2015-DNA1, M2 (1 mo. USD LIBOR + 1.850%)	3.941%	10/25/27	262,669	267,623	(b)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2015-HQ1, M3 (1 mo. USD LIBOR + 3.800%)	5.891%	3/25/25	260,000	278,695	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2016-DNA3, M2 (1 mo. USD LIBOR + 2.000%)	4.091%	12/25/28	338,528	$343,434	(b)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2016-DNA4, M2 (1 mo. USD LIBOR + 1.300%)	3.391%	3/25/29	530,000	535,796	(b)
Freddie Mac Structured Agency Credit Risk Debt Notes, 2017-DNA2, B2 (1 mo. USD LIBOR + 11.250%)	13.341%	10/25/29	369,749	395,357	(b)
Galton Funding Mortgage Trust, 2017-1, A22	3.000%	7/25/56	178,289	172,416	(b)(c)
Government National Mortgage Association, 2010-H03, FA (1 mo. USD LIBOR + 0.550%)	2.526%	3/20/60	109,435	109,918	(b)(e)
Government National Mortgage Association, 2010-H11, FA (1 mo. USD LIBOR + 1.000%)	2.976%	6/20/60	556,033	566,287	(b)(e)
Government National Mortgage Association, 2011-H01, AF (1 mo. USD LIBOR + 0.450%)	2.367%	11/20/60	1,017,967	1,020,921	(b)(e)
Government National Mortgage Association, 2011-H03, FA (1 mo. USD LIBOR + 0.500%)	2.417%	1/20/61	109,659	110,047	(b)(e)
Government National Mortgage Association, 2011-H05, FA (1 mo. USD LIBOR + 0.500%)	2.417%	12/20/60	212,588	213,263	(b)(e)
Government National Mortgage Association, 2011-H05, FB (1 mo. USD LIBOR + 0.500%)	2.417%	12/20/60	187,726	188,447	(b)(e)
Government National Mortgage Association, 2011-H07, FA (1 mo. USD LIBOR + 0.500%)	2.417%	2/20/61	352,693	353,604	(b)(e)
Government National Mortgage Association, 2011-H08, FD (1 mo. USD LIBOR + 0.500%)	2.417%	2/20/61	304,142	305,193	(b)(e)
Government National Mortgage Association, 2011-H11, FB (1 mo. USD LIBOR + 0.500%)	2.417%	4/20/61	121,889	122,312	(b)(e)
Government National Mortgage Association, 2012-H18, NA (1 mo. USD LIBOR + 0.520%)	2.437%	8/20/62	517,363	519,602	(b)(e)
Government National Mortgage Association, 2012-H23, SA (1 mo. USD LIBOR + 0.530%)	2.447%	10/20/62	387,645	390,070	(b)(e)
Government National Mortgage Association, 2012-H23, WA (1 mo. USD LIBOR + 0.520%)	2.437%	10/20/62	569,311	571,512	(b)(e)
Government National Mortgage Association (GNMA), 2010-H10, FC (1 mo. USD LIBOR + 1.000%)	2.976%	5/20/60	88,259	89,550	(b)(e)
Government National Mortgage Association (GNMA), 2011-H06, FA (1 mo. USD LIBOR + 0.450%)	2.367%	2/20/61	476,239	477,320	(b)(e)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2011-H09, AF (1 mo. USD LIBOR + 0.500%)	2.417%	3/20/61	620,145	$622,135	(b)(e)
GSMPS Mortgage Loan Trust, 2005-RP2, IAF (1 mo. USD LIBOR + 0.350%)	2.441%	3/25/35	473,935	446,655	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2, 1AF1 (1 mo. USD LIBOR + 0.400%)	2.491%	4/25/36	235,873	201,081	(b)(c)
HarborView Mortgage Loan Trust, 2004-10, 4A	3.888%	1/19/35	119,110	118,527	(b)
HarborView Mortgage Loan Trust, 2005-14, 3A1A	4.029%	12/19/35	55,435	55,085	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR7, A2 (1 mo. USD LIBOR + 0.860%)	2.951%	9/25/34	135,981	127,354	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17, ASB	3.705%	1/15/47	150,000	152,177
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9, AJ	5.411%	5/15/47	1,080,000	777,618
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18, AJ	5.502%	6/12/47	660,000	550,872	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7, C (1 mo. LIBOR + 2.850%)	4.923%	5/15/28	421,169	421,699	(b)(c)
JPMorgan Mortgage Trust, 2005-A3, 3A4	3.674%	6/25/35	166,505	170,054	(b)
Lanark Master Issuer PLC, 2018-1A, 1A (3 mo. USD LIBOR + 0.420%)	2.749%	12/22/69	629,800	632,069	(b)(c)
LSTAR Securities Investment Ltd., 2017-6, A (1 mo. USD LIBOR + 1.750%)	3.732%	9/1/22	644,918	650,537	(b)(c)(f)
LSTAR Securities Investment Trust, 2018-2, A1 (1 mo. USD LIBOR + 1.500%)	3.482%	4/1/23	768,186	770,376	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2003-6, 2A1	3.603%	12/25/33	40,324	39,377	(b)
MASTR Reperforming Loan Trust, 2005-2, 1A1F (1 mo. USD LIBOR + 0.350%)	2.441%	5/25/35	740,719	611,208	(b)(c)
MASTR Reperforming Loan Trust, 2006-2, 2A1	3.847%	5/25/36	87,185	82,205	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32, ASB	3.514%	12/15/49	350,000	350,245
Morgan Stanley Capital I Trust, 2017-ASHF, A (1 mo. LIBOR + 0.850%)	2.923%	11/15/34	290,000	291,466	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR, 2A	3.629%	5/25/36	397,363	359,429	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Morgan Stanley Re-REMIC Trust, 2015-R6, 1A1 (1 mo. USD LIBOR + 0.260%)	2.480%	7/26/45	181,651	$179,726	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R2, 1A1 (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	2.174%	12/27/46	269,006	267,056	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R2, 1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	2.174%	12/27/46	1,473,762	1,164,398	(b)(c)
MortgageIT Trust, 2005-3, A1 (1 mo. USD LIBOR + 0.600%)	2.691%	8/25/35	222,185	217,967	(b)
MSCG Trust, 2016-SNR, A	3.460%	11/15/34	588,109	573,206	(b)(c)
New Residential Mortgage Loan Trust, 2015-1A, A3	3.750%	5/28/52	376,920	379,125	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A, A1	4.000%	2/25/57	569,660	576,838	(b)(c)
Nomura Resecuritization Trust, 2015-1R, 2A2 (1 mo. USD LIBOR + 0.190%)	3.876%	10/26/36	1,070,000	1,078,701	(b)(c)
Prime Mortgage Trust, 2006-DR1, 2A2	6.000%	5/25/35	430,734	317,962	(c)
RAMP Series Trust, 2003-SL1, M1	7.306%	4/25/31	456,472	310,997	(b)
Reperforming Loan REMIC Trust, 2004-R1, 2A	6.500%	11/25/34	36,915	36,748	(c)
Reperforming Loan REMIC Trust, 2005-R2, 2A1	7.000%	6/25/35	100,603	102,839	(c)
Reperforming Loan REMIC Trust, 2006-R2, AF1 (1 mo. USD LIBOR + 0.420%)	2.511%	7/25/36	80,273	74,823	(b)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-9XS, A (1 mo. USD LIBOR + 0.370%)	2.461%	7/25/34	284,587	285,803	(b)
Structured Asset Mortgage Investments II Trust, 2004-AR3, 1A1 (1 mo. USD LIBOR + 0.600%)	2.685%	7/19/34	202,246	200,226	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR3, 11A1 (1 mo. USD LIBOR + 0.210%)	2.301%	4/25/36	207,194	191,649	(b)
Structured Asset Securities Corp., 2005-RF1, A (1 mo. USD LIBOR + 0.350%)	2.310%	3/25/35	134,463	125,795	(b)(c)
Structured Asset Securities Corp., 2005-RF2, A (1 mo. USD LIBOR + 0.350%)	2.441%	4/25/35	141,523	133,917	(b)(c)
UBS Commercial Mortgage Trust, 2017-C4, A4	3.563%	10/15/50	410,000	404,228

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR11, A	3.359%	10/25/34	94,786	$95,458	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR12, A2A (1 mo. USD LIBOR + 0.780%)	2.871%	10/25/44	90,121	90,098	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR1, A2A3 (1 mo. USD LIBOR + 0.800%)	2.891%	1/25/45	69,175	69,308	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR13, A1B3 (1 mo. USD LIBOR + 0.360%)	2.451%	10/25/45	335,274	332,936	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR13, A1C3 (1 mo. USD LIBOR + 0.490%)	2.581%	10/25/45	142,986	143,571	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR8, 2AB3 (1 mo. USD LIBOR + 0.720%)	2.811%	7/25/45	514,637	512,717	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-OA2, 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	2.258%	3/25/47	903,833	815,105	(b)
Washington Mutual Mortgage Pass-Through Certificates, 2005-4, CB9 (1 mo. USD LIBOR + 0.400%)	2.491%	6/25/35	424,766	366,979	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31, D	3.852%	11/15/48	454,630	363,104
Wells Fargo Commercial Mortgage Trust, 2015-NXS3, ASB	3.371%	9/15/57	140,000	139,945

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $38,627,475)				40,596,230

CORPORATE BONDS & NOTES - 44.2%
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	200,262	(c)

Automobiles - 2.0%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	265,217	(e)
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	408,015	(e)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,000,097	(e)

Total Automobiles				1,673,329

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	370,000	$362,510

Media - 0.6%
DISH DBS Corp., Senior Notes	6.750%	6/1/21	130,000	130,488
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	179,312
DISH DBS Corp., Senior Notes	5.875%	11/15/24	270,000	229,500

Total Media				539,300

TOTAL CONSUMER DISCRETIONARY				2,775,401

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.623%	2/1/21	440,000	453,166	(b)(e)

Food & Staples Retailing - 0.7%
Walmart Inc., Senior Notes	1.900%	12/15/20	560,000	548,848

Food Products - 1.3%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	895,599	(e)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	220,000	216,926	(c)

Total Food Products				1,112,525

Tobacco - 1.1%
Altria Group Inc., Senior Notes	9.250%	8/6/19	350,000	373,924	(e)
BAT Capital Corp., Senior Notes	2.764%	8/15/22	450,000	431,917	(c)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	170,000	167,836

Total Tobacco				973,677

TOTAL CONSUMER STAPLES				3,088,216

ENERGY - 5.6%
Energy Equipment & Services - 0.5%
Ensco PLC, Senior Notes	5.200%	3/15/25	300,000	250,125	(e)
Halliburton Co., Senior Notes	3.250%	11/15/21	170,000	170,072

Total Energy Equipment & Services				420,197

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	440,000	453,084
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	190,000	191,942
Chesapeake Energy Corp., Senior Notes (3 mo. USD LIBOR + 3.250%)	5.598%	4/15/19	400,000	400,000	(b)
Chevron Corp., Senior Notes	2.100%	5/16/21	330,000	322,411
Continental Resources Inc., Senior Notes	5.000%	9/15/22	500,000	507,178	(e)
Enterprise Products Operating LLC, Senior Notes (3 mo. USD LIBOR + 3.708%)	6.066%	8/1/66	80,000	80,300	(b)(e)
Lukoil International Finance BV, Senior Notes	7.250%	11/5/19	240,000	252,048	(g)
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	40,000	40,947

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	418,000	$426,151
Petroleos Mexicanos, Senior Notes	3.500%	7/23/20	250,000	249,625
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	581,928	(e)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	120,000	114,993
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	210,000	254,873
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	251,250
Williams Partners LP, Senior Notes	5.250%	3/15/20	200,000	206,261

Total Oil, Gas & Consumable Fuels				4,332,991

TOTAL ENERGY				4,753,188

FINANCIALS - 19.7%
Banks - 15.4%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	200,000	196,769	(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	210,000	204,756	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	189,984
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	650,000	680,063	(b)(h)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	652,078	(e)
Citigroup Inc., Junior Subordinated Bonds (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	570,000	579,211	(b)(h)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	900,000	895,879	(e)
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	260,000	279,500	(b)(c)(e)(h)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	246,958
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	110,000	112,664	(c)
Cooperatieve Rabobank UA, Senior Notes (3 mo. USD LIBOR + 0.430%)	2.792%	4/26/21	600,000	600,687	(b)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	620,000	647,900	(b)(c)(e)(h)
JPMorgan Chase & Co., Junior Dubordinated Notes (5.150% to 5/01/23 then 3 mo. USD LIBOR + 3.250%)	5.150%	5/1/23	1,320,000	1,303,500	(b)(e)(h)
M&T Bank Corp., Junior Subordinated Notes (6.450% to 2/15/24 then 3 mo. USD LIBOR + 3.610%)	6.450%	2/15/24	1,190,000	1,276,275	(b)(e)(h)
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	310,000	318,978	(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
PNC Financial Services Group Inc., Junior Subordinated Notes (4.850% to 6/1/23 then 3 mo. USD LIBOR + 3.040%)	4.850%	6/1/23	990,000	$983,070	(b)(e)(h)
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.749%	4/30/21	240,000	240,016	(b)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	200,000	194,472
Sumitomo Mitsui Banking Corp., Senior Notes	2.092%	10/18/19	560,000	553,297
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	50,006
US Bank NA, Senior Notes (3 mo. USD LIBOR + 0.320%)	2.682%	4/26/21	640,000	640,385	(b)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/30/18	1,800,000	1,777,500	(b)(e)(h)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	448,762

Total Banks				13,072,710

Capital Markets - 1.9%
Bank of New York Mellon Corp., Junior Subordinated Notes (4.550% to 6/20/23 then 3 mo. USD LIBOR + 2.460%)	4.500%	6/20/23	1,340,000	1,273,000	(b)(e)(h)
Goldman Sachs Capital III (4.000% to 7/30/18 then 3 mo. USD LIBOR + 0.770%)	4.000%	7/30/18	43,000	36,227	(b)(h)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	340,000	336,573

Total Capital Markets				1,645,800

Consumer Finance - 0.9%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	241,031
American Express Co., Senior Notes	2.650%	12/2/22	517,000	496,962	(e)

Total Consumer Finance				737,993

Diversified Financial Services - 0.6%
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	290,000	332,964
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	201,971

Total Diversified Financial Services				534,935

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.9%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	4,066	$5,468	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.337%	2/12/23	19,548	19,867	(b)(c)
MetLife Inc., Junior Subordinated Notes (5.250% to 6/15/20 then 3 mo. USD LIBOR + 3.575%)	5.250%	6/15/20	680,000	693,464	(b)(e)(h)

Total Insurance				718,799

TOTAL FINANCIALS				16,710,237

HEALTH CARE - 3.1%
Biotechnology - 0.2%
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	180,000	177,844

Health Care Equipment & Supplies - 1.0%
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	3.344%	6/6/22	250,000	250,958	(b)
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	139,000	135,891
Medtronic Inc., Senior Notes	3.500%	3/15/25	440,000	435,774	(e)

Total Health Care Equipment & Supplies				822,623

Health Care Providers & Services - 1.2%
CVS Health Corp., Senior Notes	3.350%	3/9/21	900,000	899,582
Humana Inc., Senior Notes	2.500%	12/15/20	140,000	137,493

Total Health Care Providers & Services				1,037,075

Pharmaceuticals - 0.7%
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	28,753
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	500,000	488,239
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	60,000	55,693

Total Pharmaceuticals				572,685

TOTAL HEALTH CARE				2,610,227

INDUSTRIALS - 2.7%
Aerospace & Defense - 0.4%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.736%	5/11/21	370,000	371,441	(b)

Airlines - 0.3%
Airbus SAS Pass-Through-Trust	8.027%	10/1/19	6,163	6,259	(c)
American Airlines 2016-1 Class A Pass Through Trust, 2016-1, A	4.100%	1/15/28	232,024	232,128
Delta Air Lines 2007-1 Class B Pass Through Trust, Senior Secured Notes	8.021%	8/10/22	29,395	32,341

Total Airlines				270,728

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	200,000	$213,500	(c)

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	140,000	139,881

Industrial Conglomerates - 1.5%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,312,000	1,293,960	(b)(e)(h)

TOTAL INDUSTRIALS				2,289,510

INFORMATION TECHNOLOGY - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	130,000	129,930

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	340,000	345,202	(c)(e)

TOTAL INFORMATION TECHNOLOGY				475,132

MATERIALS - 1.6%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	268,627	(c)

Construction Materials - 0.7%
Cemex SAB de CV, Senior Secured Notes (3 mo. USD LIBOR + 4.750%)	7.098%	10/15/18	650,000	652,925	(b)(c)(e)

Metals & Mining - 0.6%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	320,000	323,486	(c)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	159,000	161,304

Total Metals & Mining				484,790

TOTAL MATERIALS				1,406,342

TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	798,862	(e)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.443%	5/15/25	380,000	379,916	(b)

Total Diversified Telecommunication Services				1,178,778

Wireless Telecommunication Services - 2.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	552,525
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	756,657

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	446,875	$442,965	(c)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	3.290%	1/16/24	220,000	219,148	(b)

Total Wireless Telecommunication Services				1,971,295

TOTAL TELECOMMUNICATION SERVICES				3,150,073

UTILITIES - 0.3%
Electric Utilities - 0.3%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	290,000	281,307

TOTAL CORPORATE BONDS & NOTES (Cost - $36,669,573)				37,539,633

ASSET-BACKED SECURITIES - 27.4%
AccessLex Institute, 2007-1, A4 (3 mo. USD LIBOR + 0.060%)	2.420%	1/25/23	261,368	256,446	(b)
ACIS CLO Ltd., 2015-6A, A1 (3 mo. USD LIBOR + 1.590%)	3.948%	5/1/27	170,000	170,127	(b)(c)
Ajax Mortgage Loan Trust, 2016-1, A, Step Bond	4.250%	7/25/47	749,048	752,991	(c)
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series, 2002-AR1, M1 (1 mo. USD LIBOR + 1.065%)	3.031%	9/25/32	92,463	92,724	(b)
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates Series, 2005-R7, M2 (1 mo. USD LIBOR + 0.500%)	2.591%	9/25/35	270,000	271,769	(b)
Apex Credit CLO 2017 Ltd., 2017-1A, A1 (3 mo. USD LIBOR + 1.470%)	3.829%	4/24/29	200,000	200,835	(b)(c)
Ares XLIV CLO Ltd., 2017-44A, C (3 mo. USD LIBOR + 3.450%)	5.798%	10/15/29	250,000	251,869	(b)(c)
Ares XXVII CLO Ltd., 2013-2A, XR (3 mo. USD LIBOR + 0.900%)	3.259%	7/28/29	187,500	187,500	(b)(c)
Argent Securities Inc., 2003-W3, M1 (1 mo. USD LIBOR + 1.125%)	3.216%	9/25/33	24,093	23,971	(b)
Bear Stearns Asset Backed Securities Trust, 2007-SD1, 1A2A	6.000%	10/25/36	525,504	418,179
BlueMountain CLO Ltd., 2014-2A, DR (3 mo. USD LIBOR + 3.000%)	5.359%	7/20/26	250,000	250,130	(b)(c)
Bowman Park CLO Ltd., 2014-1A, AR (3 mo. USD LIBOR + 1.180%)	3.510%	11/23/25	250,000	250,052	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle Global Market Strategies, 2017-2A, A1B (3 mo. USD LIBOR + 1.220%)	3.579%	7/20/31	250,000	$250,701	(b)(c)
Carlyle US CLO Ltd., 2017-2A, C (3 mo. USD LIBOR + 3.700%)	6.059%	7/20/31	250,000	255,368	(b)(c)
Cent CLO 21 Ltd., 2014-21A, A1BR (3 mo. USD LIBOR + 1.210%)	3.576%	7/27/26	250,000	250,080	(b)(c)
Chase Funding Trust Series, 2004-1, 1A7, Step Bond	4.985%	11/25/33	220,407	229,186
CIT Mortgage Loan Trust, 2007-1, 2A3 (1 mo. USD LIBOR + 1.450%)	3.541%	10/25/37	575,433	580,776	(b)(c)
Citigroup Mortgage Loan Trust Inc., 2005-OPT1, M1 (1 mo. USD LIBOR + 0.630%)	2.721%	2/25/35	244,419	244,381	(b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	348,492	361,102	(b)
Countrywide Asset-Backed Certificates, 2007-10, 1A1 (1 mo. USD LIBOR + 0.180%)	2.271%	6/25/47	827,465	794,034	(b)
Countrywide Asset-Backed Certificates, 2007-13, 2A1 (1 mo. USD LIBOR + 0.900%)	2.991%	10/25/47	603,063	602,801	(b)
Countrywide Home Equity Loan Trust, 2006-HW, 2A1B (1 mo. USD LIBOR + 0.150%)	2.223%	11/15/36	365,493	322,853	(b)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1, A4, Step Bond	5.634%	12/25/37	244,044	249,552	(c)
CWABS Inc. Asset-Backed Certificates Series, 2003-5, AF5, Step Bond	5.203%	2/25/34	563,379	581,697
GreenPoint Home Equity Loan Trust, 2004-4, A (1 mo. USD LIBOR + 0.560%)	2.479%	8/15/30	68,397	66,271	(b)
Grippen Park CLO Ltd., 2017-1A, D (3 mo. USD LIBOR + 3.300%)	5.659%	1/20/30	500,000	503,756	(b)(c)
GSAA Home Equity Trust, 2006-5, 2A3 (1 mo. USD LIBOR + 0.270%)	2.361%	3/25/36	791,091	579,211	(b)
GSAMP Trust, 2004-OPT, B1 (1 mo. USD LIBOR + 2.400%)	4.168%	11/25/34	47,651	39,197	(b)
GSRPM Mortgage Loan Trust, 2007-1, A (1 mo. USD LIBOR + 0.400%)	2.491%	10/25/46	261,483	248,632	(b)(c)
Home Equity Loan Trust, 2006-HSA3, A (1 mo. USD LIBOR + 0.130%)	2.221%	5/25/36	533,264	507,579	(b)
Home Equity Mortgage Loan Asset-Backed Trust Series INDS-, 2006-A, A (1 mo. USD LIBOR + 0.260%)	2.351%	6/25/36	2,049,955	295,603	(b)
Jamestown CLO X Ltd., 2017-10A, A2 (3 mo. USD LIBOR + 1.850%)	4.203%	7/17/29	250,000	251,926	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Lehman XS Trust, 2006-8, 2A4A (1 mo. USD LIBOR + 0.260%)	2.351%	6/25/36	1,661,507	$1,475,788	(b)
Long Beach Mortgage Loan Trust, 2001-3, M1 (1 mo. USD LIBOR + 0.825%)	2.916%	9/25/31	50,409	51,543	(b)
Long Beach Mortgage Loan Trust, 2002-1, 2M1 (1 mo. LIBOR + 1.125%)	3.072%	5/25/32	82,900	82,970	(b)
Magnetite CLO Ltd., 2014-9A, A1R (3 mo. USD LIBOR + 1.000%)	3.360%	7/25/26	250,000	249,816	(b)(c)
Marathon CLO VIII Ltd., 2015-8A, C (3 mo. USD LIBOR + 4.050%)	6.405%	7/18/27	250,000	250,157	(b)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE5, M2 (1 mo. USD LIBOR + 1.875%)	3.966%	6/25/34	741,651	734,628	(b)
Mosaic Solar Loan Trust, 2018-2GS, A	4.200%	2/20/44	110,000	110,554	(c)(f)
Navient Student Loan Trust, 2017-5A, A (1 mo. USD LIBOR + 0.800%)	2.891%	7/26/66	159,881	161,601	(b)(c)
Neuberger Berman Loan Advisers CLO 24 Ltd., 2017-24A, C (3 mo. USD LIBOR + 2.450%)	4.805%	4/19/30	250,000	251,539	(b)(c)
New Century Home Equity Loan Trust, 2004-3, M1 (1 mo. USD LIBOR + 0.930%)	3.021%	11/25/34	638,898	646,203	(b)
NovaStar Mortgage Funding Trust Series, 2004-1, M3 (1 mo. USD LIBOR + 0.825%)	2.916%	6/25/34	636,044	633,405	(b)
OneMain Financial Issuance Trust, 2016-3A, A	3.830%	6/18/31	925,000	927,747	(c)
Option One Mortgage Loan Trust, 2005-1, A4 (1 mo. USD LIBOR + 0.800%)	2.891%	2/25/35	11,823	11,846	(b)
Option One Mortgage Loan Trust, 2005-3, M4 (1 mo. USD LIBOR + 0.930%)	3.021%	8/25/35	520,000	469,693	(b)
Origen Manufactured Housing Contract Trust, 2007-A, A2	4.580%	4/15/37	315,274	281,954	(b)
OSCAR US Funding Trust VI LLC, 2017-1A, A2A	2.300%	5/11/20	77,982	77,998	(c)
People’s Choice Home Loan Securities Trust Series, 2004-2, M1 (1 mo. USD LIBOR + 0.900%)	2.991%	10/25/34	23,027	23,134	(b)
RAAC Trust, 2006-RP2, A (1 mo. USD LIBOR + 0.250%)	2.341%	2/25/37	35,425	35,492	(b)(c)
RAAC Trust, 2006-RP3, A (1 mo. USD LIBOR + 0.270%)	2.361%	5/25/36	394,973	389,143	(b)(c)
RAMP Series Trust, 2003-RS7, MII1 (1 mo. USD LIBOR + 1.125%)	3.216%	8/25/33	19,566	18,692	(b)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
RASC Series Trust, 2005-KS12, M4 (1 mo. USD LIBOR + 0.640%)	2.731%	1/25/36	460,000		$366,946	(b)
RASC Series Trust, 2006-KS2, M3 (1 mo. USD LIBOR + 0.410%)	2.501%	3/25/36	1,260,000		1,101,727	(b)
Renaissance Home Equity Loan Trust, 2003-2, A (1 mo. USD LIBOR + 0.880%)	2.971%	8/25/33	71,288		69,866	(b)
SACO I Trust, 2006-3, A3 (1 mo. USD LIBOR + 0.460%)	2.551%	4/25/36	116,070		114,318	(b)
SACO I Trust, 2006-4, A1 (1 mo. USD LIBOR + 0.340%)	2.431%	3/25/36	113,233		110,753	(b)
Seneca Park CLO Ltd., 2014-1A, AR (3 mo. USD LIBOR + 1.120%)	3.473%	7/17/26	250,000		249,994	(b)(c)
SLM Private Credit Student Loan Trust, 2006-A, A5 (3 mo. USD LIBOR + 0.290%)	2.631%	6/15/39	93,314		91,540	(b)
SLM Private Credit Student Loan Trust, 2007-A, A4A (3 mo. USD LIBOR + 0.240%)	2.581%	12/16/41	600,000		585,283	(b)
SLM Student Loan Trust, 2006-10, A6 (3 mo. USD LIBOR + 0.150%)	2.510%	3/25/44	960,000		929,343	(b)
SLM Student Loan Trust, 2008-6, A4 (3 mo. USD LIBOR + 1.100%)	3.460%	7/25/23	150,173		151,518	(b)
SLM Student Loan Trust, 2010-1, A (1 mo. USD LIBOR + 0.400%)	2.360%	3/25/25	101,109		99,740	(b)
SMB Private Education Loan Trust, 2016-C, A2A	2.340%	9/15/34	800,000		777,730	(c)
Structured Asset Investment Loan Trust, 2004-9, M4 (1 mo. USD LIBOR + 1.950%)	4.041%	10/25/34	117,619		116,632	(b)
Terwin Mortgage Trust Series TMTS, 2004-5HE, M1 (1 mo. USD LIBOR + 0.885%)	2.976%	6/25/35	445,682		445,765	(b)
Towd Point Mortgage Trust, 2017-1, A1	2.750%	10/25/56	548,232		538,323	(b)(c)
Venture XXVIII CLO Ltd., 2017-28A, A2 (3 mo. USD LIBOR + 1.110%)	3.469%	7/20/30	300,000		299,840	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $21,900,903)					23,274,520

SOVEREIGN BONDS - 3.1%
Brazil - 0.9%
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/21	1,885,000	BRL	493,590
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/23	833,000	BRL	210,041
Brazil Notas do Tesouro, Series F, Notes	10.000%	1/1/27	108,000	BRL	25,510

Total Brazil					729,141

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 1.2%
Mexican Bonos, Bonds	6.500%	6/9/22	15,090,000	MXN	$729,584
Mexico Government International Bond, Senior Notes	6.750%	9/27/34	85,000		99,981	(e)
Mexico Government International Bond, Senior Notes	5.550%	1/21/45	210,000		220,238	(e)

Total Mexico					1,049,803

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	254,000		415,051	(g)

Saudi Arabia - 0.2%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	200,000		192,676	(c)

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	270,000		259,031	(c)

TOTAL SOVEREIGN BONDS (Cost - $3,155,445)					2,645,702

			SHARES
PREFERRED STOCKS - 2.4%
FINANCIALS - 2.4%
Capital Markets - 2.4%
Northern Trust Corp.	5.850%		28,000		763,560
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%)	5.900%		49,000		1,320,060	(b)

TOTAL FINANCIALS					2,083,620

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates, (8.000% PIK)	8.000%		781,762		7,818	(d)(f)(i)

TOTAL PREFERRED STOCKS (Cost - $2,035,712)					2,091,438

			FACE AMOUNT†
MORTGAGE-BACKED SECURITIES - 2.0%
GNMA - 2.0%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	111,437		123,775
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.102%)	3.165%	8/20/58	111,556		113,762	(b)(e)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.500%	10/20/59-1/20/60	556,602	$573,497	(b)(e)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.410%)	3.470%	12/20/59	501,667	516,066	(b)(e)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.389%)	3.450%	12/20/59	116,980	120,229	(b)(e)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.248%)	3.307%	7/20/60	114,831	117,711	(b)(e)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.178%)	3.052%	7/20/60	121,702	124,453	(b)(e)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,671,501)				1,689,493

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 1.2%
Media - 0.9%
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. LIBOR + 2.750%)	4.844%	3/15/24	756,612	732,562	(b)(j)(k)

Specialty Retail - 0.3%
Michaels Stores Inc., 2018 Term Loan B	—	1/30/23	237,826	236,280	(l)

TOTAL CONSUMER DISCRETIONARY				968,842

INDUSTRIALS - 0.3%
Airlines - 0.3%
American Airlines Inc., 2018 Replacement Term Loan	—	6/27/25	288,840	284,350	(l)

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.091%	4/26/24	200,923	199,968	(b)(j)(k)

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.573%	1/15/26	137,809	136,991	(b)(j)(k)

TOTAL SENIOR LOANS (Cost - $1,587,715)				1,590,151

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.4%
U.S. Government Obligations - 0.4%
U.S. Treasury Notes (Cost - $368,385)	2.625%	6/30/23	370,000	368,230

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $13,316)	1,628	$6,805	*(d)(f)

TOTAL INVESTMENTS - 129.2% (Cost - $106,030,025)		109,802,202
Liabilities in Excess of Other Assets - (29.2)%		(24,821,527)

TOTAL NET ASSETS - 100.0%		$84,980,675

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of June 30, 2018. The interest rate for fully unfunded term loans is to be determined.

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CD	— Certificate of Deposit
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit

At June 30, 2018, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date		Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Bank of America	2.200%	6/15/2018	7/16/2018		$945,000	Mortgage-Backed Securities	$1,021,620
Bank of America	2.200%	6/20/2018	9/20/2018		1,956,000	Collateralized Mortgage Obligations	2,307,419
Bank of America	2.200%	6/29/2018	7/30/2018		398,000	Mortgage-Backed Securities	430,336
Bank of America	2.300%	6/6/2018	7/6/2018		107,000	Mortgage-Backed Securities	113,762
Bank of America	2.340%	6/6/2018	7/6/2018		858,000	Collateralized Mortgage Obligations	1,004,778
Barclays Capital Inc.	2.450%	5/1/2018	8/1/2018		2,073,000	Collateralized Mortgage Obligations	2,347,985
Barclays Capital Inc.	2.600%	6/14/2018	TBD	**	85,744	Sovereign Bonds	99,981
Barclays Capital Inc.	2.600%	6/14/2018	TBD	**	536,250	Corporate Bonds & Notes	652,925
Barclays Capital Inc.	2.600%	6/14/2018	TBD	**	180,075	Sovereign Bonds	220,238
Morgan Stanley & Co.	3.163%	5/7/2018	8/6/2018		3,586,000	Corporate Bonds & Notes	3,870,322
Morgan Stanley & Co.	3.481%	5/21/2018	8/20/2018		6,336,275	Corporate Bonds & Notes	6,806,404
Morgan Stanley & Co.	3.731%	5/21/2018	8/20/2018		1,042,244	Corporate Bonds & Notes	1,405,203
RBC Capital Markets	2.730%	6/6/2018	7/6/2018		1,050,000	Collateralized Mortgage Obligations	1,472,434

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
RBC Capital Markets	3.020%	6/6/2018	9/4/2018	$2,159,330	Corporate Bonds & Notes	$2,288,440
RBC Capital Markets	3.030%	6/11/2018	9/11/2018	3,385,475	Corporate Bonds & Notes	3,598,106

				$24,698,393		$27,639,953

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD-To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At June 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	117	12/19	$28,396,623	$28,382,738	$(13,885)
90-Day Eurodollar	51	6/20	12,397,854	12,370,050	(27,804)
U.S. Treasury 2-Year Notes	7	9/18	1,479,185	1,482,797	3,612
U.S. Treasury 5-Year Notes	11	9/18	1,243,014	1,249,789	6,775
U.S. Treasury 10-Year Notes	88	9/18	10,551,799	10,576,500	24,701
U.S. Treasury Ultra Long-Term Bonds	4	9/18	620,007	638,250	18,243

					11,642

Contracts to Sell:
90-Day Eurodollar	103	12/18	25,094,902	25,070,200	24,702
U.S. Treasury Long-Term Bonds	14	9/18	2,011,409	2,030,000	(18,591)

					6,111

Net unrealized appreciation on open futures contracts					$17,753

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	14,070,000	USD	758,949	Citibank N.A.	7/19/18	$(52,780)
USD	34,827	BRL	119,000	Citibank N.A.	7/19/18	4,198
ARS	430,000	USD	19,439	Citibank N.A.	10/3/18	(5,920)
ARS	430,000	USD	19,431	Citibank N.A.	10/3/18	(5,911)
ARS	620,000	USD	28,016	Citibank N.A.	10/3/18	(8,523)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	1,310,000	USD	59,223	Citibank N.A.	10/3/18	$(18,036)
ARS	1,510,000	USD	68,110	Citibank N.A.	10/5/18	(20,710)

Total						$(107,682)

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
MXN	— Mexican Peso
USD	— United States Dollar

At June 30, 2018, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
	$2,500,000	6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	$(2,347)	$196,038
	9,463,000	9/19/23	3-Month LIBOR quarterly	Daily Federal Funds Effective Rate + 0.364% quarterly	—	5,314
	25,000,000	6/28/26	1.454% semi-annually	3-Month LIBOR quarterly	(36,190)	2,692,196

Total	$36,963,000				$(38,537)	$2,893,548

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 03, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

Notes to Schedule of Investments (unaudited) (continued)

adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$39,945,693	$650,537	$40,596,230
Corporate Bonds & Notes	—	37,539,633	—	37,539,633
Asset-Backed Securities	—	23,163,966	110,554	23,274,520
Sovereign Bonds	—	2,645,702	—	2,645,702
Preferred Stocks:
Financials	$2,083,620	—	—	2,083,620
Industrials	—	—	7,818	7,818
Mortgage-Backed Securities	—	1,689,493	—	1,689,493
Senior Loans	—	1,590,151	—	1,590,151
U.S. Government & Agency Obligations	—	368,230	—	368,230
Common Stocks	—	—	6,805	6,805

Total Investments	$2,083,620	$106,942,868	$775,714	$109,802,202

Other Financial Instruments:
Futures Contracts	78,033	—	—	78,033
Forward Foreign Currency Contracts	—	4,198	—	4,198
Centrally Cleared Interest Rate Swaps	—	2,893,548	—	2,893,548

Total Other Financial Instruments	$78,033	$2,897,746	—	$2,975,779

Total	$2,161,653	$109,840,614	$775,714	$112,777,981

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$60,280	—	—	$60,280
Forward Foreign Currency Contracts	—	$111,880	—	111,880

Total	$60,280	$111,880	—	$172,160

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2018